Debt	6 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
Debt
Note 11 Debt
On May 24, 2024, Bell Canada issued, under its 1997 trust indenture, 5.60% Series M-61 medium-term note (MTN) debentures, with a principal amount of $400 million, which mature on August 11, 2053. The Series M-61 debentures were issued pursuant to a re-opening of an existing series of MTN debentures. Additionally, on the same date, Bell Canada issued, under its 1997 trust indenture, 5.15% Series M-63 MTN debentures, with a principal amount of $1.1 billion, which mature on August 24, 2034.
On February 15, 2024, Bell Canada issued, under its 2016 trust indenture, 5.200% Series US-9 Notes, with a principal amount of $700 million in U.S. dollars ($942 million in Canadian dollars), which mature on February 15, 2034. The Series US-9 Notes have been hedged for foreign currency fluctuations through cross currency interest rate swaps. Additionally, on the same date, Bell Canada issued, under its 2016 trust indenture, 5.550% Series US-10 Notes, with a principal amount of $750 million in U.S. dollars ($1,009 million in Canadian dollars), which mature on February 15, 2054. The Series US-10 Notes have been hedged for foreign currency fluctuations with cross currency interest rate swaps and in addition, $336 million in Canadian dollars have been hedged for changes in fair value with interest rate swaps. See Note 13, Financial assets and liabilities, for additional details.
The Series M-61 and M-63 MTN debentures and the Series US-9 and US-10 Notes are fully and unconditionally guaranteed by BCE.
In Q1 2024, Bell Canada reclassified its 2.75% Series M-49 MTN debentures with a total principal amount of $600 million and its 3.35% Series M-47 MTN debentures with a total principal amount of $1,500 million, which mature on January 29, 2025 and March 12, 2025, respectively, from long-term debt to debt due within one year.
In Q2 2024, Bell Canada extended the term of its $2.5 billion committed revolving credit facility from May 2028 to May 2029 and the term of its $1 billion committed expansion credit facility from May 2026 to May 2027.